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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:

   /s/ Robert W. Liptak    South San Francisco, CA           11/14/06
   --------------------    -----------------------           --------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-________________    ________________________________________________________

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                          Form 13F Information Table

                                                                                                            VOTING AUTHORITY
                                                                                                           -------------------
                                                            VALUE   SHARES/ SH/          INVSTMT   OTHER
NAME OF ISSUER                   TITLE OF CLASS    CUSIP   x($1000) PRN AMT PRN PUT/CALL DISCRETN MANAGERS  SOLE   SHARED NONE
--------------                   --------------- --------- -------- ------- --- -------- -------- -------- ------- ------ ----
ACAMBIS PLC                      COMMON STOCK    004286100    998    165000 SH             SOLE             165000   0     0
ADVANCED LIFE SCIENCES HLDGS INC COMMON STOCK    00765H107   1723    578034 SH             SOLE             578034   0     0
ALEXION PHARMACEUTICALS INC      COMMON STOCK    015351109   1843     54228 SH             SOLE              54228   0     0
ARENA PHARMACEUTICALS INC        COMMON STOCK    040047102    703     58700 SH             SOLE              58700   0     0
ARRAY BIOPHARMA                  COMMON STOCK    04269X105   2043    239800 SH             SOLE             239800   0     0
AVANIR PHARMACEUTICALS           COMMON STOCK    05348P401   1515    218975 SH             SOLE             218975   0     0
BARRIER THERAPEUTICS INC         COMMON STOCK    06850R108   2806    434337 SH             SOLE             434337   0     0
CARDIOME PHARMA CORP             COMMON STOCK    14159U202   2062    178500 SH             SOLE             178500   0     0
COLLAGENEX PHARMACEUTICALS       COMMON STOCK    19419B100   2598    200000 SH             SOLE             200000   0     0
CONNETICS CORP                   COMMON STOCK    208192104   2565    235300 SH             SOLE             235300   0     0
COTHERIX INC                     COMMON STOCK    22163T103   4373    619401 SH             SOLE             619401   0     0
CURAGEN CORP                     COMMON STOCK    23126R101   2499    726400 SH             SOLE             726400   0     0
CYTOKINETICS INC                 COMMON STOCK    23282W100    322     50000 SH             SOLE              50000   0     0
DEPOMED INC                      COMMON STOCK    249908104   2617    641519 SH             SOLE             641519   0     0
FAVRILLE INC                     COMMON STOCK    312088404   4631   1064650 SH             SOLE            1064650   0     0
GILEAD SCIENCES                  COMMON STOCK    375558103   4147     60300 SH             SOLE              60300   0     0
HEMOSENSE INC                    COMMON STOCK    423691104    688    299074 SH             SOLE             299074   0     0
ICOS CORP                        COMMON STOCK    449295104   1915     76400 SH             SOLE              76400   0     0
MEDAREX INC                      COMMON STOCK    583916101   1988    184900 SH             SOLE             184900   0     0
MEDICINES CO                     COMMON STOCK    584688105   3671    162700 SH             SOLE             162700   0     0
MEDIMMUNE INC                    COMMON STOCK    584699102   2137     73000 SH             SOLE              73000   0     0
MGI PHARMACEUTICALS INC          COMMON STOCK    552880106   1893    110000 SH             SOLE             110000   0     0
NEKTAR THERAPEUTICS              COMMON STOCK    640268108   3859    267800 SH             SOLE             267800   0     0
NEOSE TECHNOLOGIES INC           COMMON STOCK    640522108    687    346970 SH             SOLE             346970   0     0
ONYX PHARMACEUTICALS INC         COMMON STOCK    683399109   2248    130000 SH             SOLE             130000   0     0
ORCHID CELLMARK INC              COMMON STOCK    68573C107    550    237907 SH             SOLE             237907   0     0
OXIGENE INC                      COMMON STOCK    691828107   1564    400000 SH             SOLE             400000   0     0
PDL BIOPHARMA INC                COMMON STOCK    69329Y104   2784    145000 SH             SOLE             145000   0     0
PHARMION CORP                    COMMON STOCK    71715B409   3306    153400 SH             SOLE             153400   0     0
PONIARD PHARMACEUTICALS INC      COMMON STOCK    732449103   2502    714986 SH             SOLE             714986   0     0
POZEN INC                        COMMON STOCK    73941U102   1286    100000 SH             SOLE             100000   0     0
REGENERON PHARMACEUTICALS INC    COMMON STOCK    75886F107   2113    134700 SH             SOLE             134700   0     0
SGX PHARMACEUTICALS INC          COMMON STOCK    78423C108    668    258894 SH             SOLE             258894   0     0
SEPRACOR INC                     COMMON STOCK    817315104   1521     31400 SH             SOLE              31400   0     0
SOMAXON PHARMACEUTICALS          COMMON STOCK    834453102   5795    470718 SH             SOLE             470718   0     0
SONUS PHARMACEUTICALS INC        COMMON STOCK    835692104    937    199804 SH             SOLE             199804   0     0
VERTEX PHARMACEUTICALS INC       COMMON STOCK    92532F100   1683     50000 SH             SOLE              50000   0     0
VION PHARMACEUTICALS INC         COMMON STOCK    927624106   1031    945600 SH             SOLE             945600   0     0
VIROPHARMA INC                   COMMON STOCK    928241108   1840    151200 SH             SOLE             151200   0     0
ZYMOGENETICS INC                 COMMON STOCK    98985T109   3193    189300 SH             SOLE             189300   0     0

S REPORT SUMMARY                 40 Data Records            87301             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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